Consolidated Statements of Operations - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 6,736	$ 34,980	$ 28,353	$ 8,350
Successor [Member]
Revenues		348,590
Cost of services		(249,159)
Gross profit		99,431
Selling, general and administrative expense		(36,705)
Amortization		(9,373)
Operating income		53,353
Interest expense, net		(14,383)
Other income (expense), net		5,441
Income before income tax		44,411
Income tax expense		(9,431)
Net income		34,980
Net loss attributable to non-controlling interests		(163)
Net income attributable to shareholders		$ 35,143
Weighted average shares outstanding:
Basic		85,569,020
Diluted		86,862,983
Net earnings per share:
Basic		$ 0.41
Diluted		$ 0.40
Predecessor [Member] | NPS Holdings Limited [Member]
Revenues	137,027		271,324	224,115
Cost of services	(104,242)		(200,149)	(157,382)
Gross profit	32,785		71,175	66,733
Selling, general and administrative expense	(19,969)		(30,336)	(25,954)
Amortization	(10)		(607)	(22,663)
Operating income	12,806		40,232	18,116
Interest expense, net	(4,090)		(6,720)	(5,677)
Other income (expense), net	362		(573)	(1,441)
Income before income tax	9,078		32,939	10,998
Income tax expense	(2,342)		(4,586)	(2,648)
Net income	6,736		28,353	8,350
Net loss attributable to non-controlling interests	(881)		(2,273)	(193)
Net income attributable to shareholders	$ 7,617		$ 30,626	$ 8,543
Weighted average shares outstanding:
Basic	348,524,566		342,250,000	340,932,192
Diluted	370,000,000		370,000,000	368,682,192
Net earnings per share:
Basic	$ 0.02		$ 0.09	$ 0.02
Diluted	$ 0.02		$ 0.08	$ 0.02